Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits
Schedule of maturities of total time deposits

(in thousands)
Due within:
2020	$201,397
2021	60,286
2022	33,300
2023	15,302
2024	739
Thereafter	—
Total	$311,024